Annual Fund Operating Expenses	Dec. 31, 2025
Green California Tax-Free Income Fund - Investor Shares [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.81%
S&P 500 Index Fund - Investor Shares [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.17%
Component2 Other Expenses	0.00%
Expenses (as a percentage of Assets)	0.42%
S&P 500 Index Fund - K Shares [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.17%
Component2 Other Expenses	0.25%
Expenses (as a percentage of Assets)	0.92%
S&P MidCap Index Fund - Investor Shares [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.23%
Component2 Other Expenses	0.00%
Expenses (as a percentage of Assets)	0.63%
S&P MidCap Index Fund - K Shares [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.23%
Component2 Other Expenses	0.25%
Expenses (as a percentage of Assets)	1.13%
S&P SmallCap Index Fund - Investor Shares [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.36%
Component2 Other Expenses	0.00%
Expenses (as a percentage of Assets)	0.86%
S&P SmallCap Index Fund - K Shares [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.36%
Component2 Other Expenses	0.25%
Expenses (as a percentage of Assets)	1.36%
Shelton Equity Income Fund - Investor Shares [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.19%
Component2 Other Expenses	0.00%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.64%
Shelton Equity Income Fund - K Shares [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.19%
Component2 Other Expenses	0.25%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	1.14%
Nasdaq-100 Index Fund - Institutional Shares [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.14%
Component2 Other Expenses	0.00%
Expenses (as a percentage of Assets)	0.39%
Fee Waiver or Reimbursement	(0.12%)	[2]
Net Expenses (as a percentage of Assets)	0.27%
Nasdaq-100 Index Fund - Investor Shares [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.14%
Component2 Other Expenses	0.25%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.12%)	[2]
Net Expenses (as a percentage of Assets)	0.52%
Nasdaq-100 Index Fund - K Shares [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.14%
Component2 Other Expenses	0.25%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.12%)	[2]
Net Expenses (as a percentage of Assets)	0.77%
U.S. Government Securities Fund - Investor Shares [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.65%
Component2 Other Expenses	0.00%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.39%)	[3]
Net Expenses (as a percentage of Assets)	0.76%
U.S. Government Securities Fund - K Shares [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.64%
Component2 Other Expenses	0.25%
Expenses (as a percentage of Assets)	1.64%
Fee Waiver or Reimbursement	(0.38%)	[3]
Net Expenses (as a percentage of Assets)	1.26%
The United States Treasury Trust - Investor Shares [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	0.88%
Shelton Sustainable Equity Fund - Investor Shares [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.26%
Component2 Other Expenses	0.25%
Expenses (as a percentage of Assets)	1.26%
Shelton Sustainable Equity Fund - Institutional Shares [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.26%
Component2 Other Expenses	0.00%
Expenses (as a percentage of Assets)	1.01%
Nasdaq-100 Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 1, 2027
U.S. Government Securities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 1, 2027

[1]	Shelton Capital Management has contractually agreed to waive and/or reimburse the Shelton Equity Income Fund’s Investor Class and Class K shares for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised or sub-advised by Shelton. The fee waiver and reimbursements for the Fund are effective as of August 14, 2025, and shall continue until modified or discontinued by the Fund’s Board of Trustees.
[2]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies (including commissions, mark-ups and mark-downs), leverage interest, other transactional expenses, annual account fees for margin accounts, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.26%, 0.51%, and 0.76% for the Institutional Class, Investor Class, and Class K shares, respectively. This agreement (the “Expense Agreement”) shall continue until January 1, 2027. This agreement may only be terminated or modified with the approval of the Board of Trustees of the Fund. Shelton will be permitted to recapture, on a class-by-class basis, expenses it has reimbursed through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such fees and expenses more than three years after the date on which the fees or expenses were deferred. Any such recapture is subject to the review and approval of the Fund’s Board of Trustees.
[3]	Shelton has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies (including commissions, mark-ups and mark-downs), leverage interest, other transactional expenses, annual account fees for margin accounts, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.75% and 1.25% for the Investor Class and Class K shares, respectively. This agreement (the “Expense Agreement”) shall continue until January 1, 2027. This agreement may only be terminated or modified with the approval of the Board of Trustees of the Fund. Shelton will be permitted to recapture, on a class-by-class basis, expenses it has reimbursed through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such fees and expenses more than three years after the date on which the fees or expenses were deferred. Any such recapture is subject to the review and approval of the Fund’s Board of Trustees.